Credit Facilities, Long-Term Debt and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of borrowings outstanding
The amounts outstanding are as follows:

As at Dec. 31				2022			2021
	Segment	Maturity	Currency	Carrying value	Face value	Interest(1)	Carrying value	Face value	Interest
Credit facilities
Committed syndicated bank facility(2)	Corporate	2026	CAD	32	33	4.7%	—	—	—%
Term Facility	Corporate	2024	CAD	396	400	6.5%	—	—	—%
Debentures
7.3% Medium term notes	Corporate	2029	CAD	110	110	7.3%	110	110	7.3%
6.9% Medium term notes	Corporate	2030	CAD	141	141	6.9%	141	141	6.9%
Senior notes(3)
7.8% Senior notes(4)	Corporate	2029	USD	533	542	7.8%	—	—	—%
6.5% Senior notes	Corporate	2040	USD	401	407	6.5%	378	383	6.5%
4.5% Senior notes	Corporate	2022	USD	—	—	4.5%	510	511	4.5%
Non-recourse
Melancthon Wolfe Wind LP bond	Wind & Solar	2028	CAD	202	203	3.8%	235	237	3.8%
New Richmond Wind LP bond	Wind & Solar	2032	CAD	112	113	4.0%	120	121	4.0%
Kent Hills Wind LP bond	Wind & Solar	2033	CAD	206	209	4.5%	221	221	4.5%
Windrise Wind LP bond	Wind & Solar	2041	CAD	170	173	3.4%	171	173	3.4%
Pingston bond	Hydro	2023	CAD	45	45	3.0%	45	45	3.0%
TAPC Holdings LP bond (Poplar Creek)	Gas	2030	CAD	94	95	8.9%	102	104	4.4%
TEC Hedland PTY Ltd bond(5)	Gas	2042	AUD	711	720	4.1%	732	742	4.1%
TransAlta OCP LP bond	Gas	2030	CAD	241	242	4.5%	263	265	4.5%
Tax equity financing
Big Level & Antrim(6)	Wind & Solar	2029	USD	102	108	6.6%	106	112	6.6%
Lakeswind(7)	Wind & Solar	2024	USD	15	15	10.5%	18	18	10.5%
North Carolina Solar(8)	Wind & Solar	2028	USD	6	6	7.3%	11	11	7.3%
Other	Corporate	2023	CAD	1	1	5.9%	4	4	5.9%
Total long-term debt				3,518	3,563		3,167	3,198
Lease liabilities				135			100
Total long-term debt and lease liabilities				3,653			3,267
Less: current portion of long-term debt				(170)			(837)
Less: current portion of lease liabilities				(8)			(7)
Total current long-term debt and lease liabilities				(178)			(844)
Total non-current credit facilities, long-term debt and lease liabilities				3,475			2,423
(1)    Interest rate reflects the stipulated rate or the average rate weighted by principal amounts outstanding and is before the effect of hedging.
(2)    Composed of bankers’ acceptances and other commercial borrowings under long-term committed credit facilities.
(3)    US face value at Dec. 31, 2022 — US$700 million (2021 – US$700 million).
(4)    The effective interest rate for the senior notes is 5.98 per cent after the effects of gains realized on settled interest rate hedging instruments.
(5)    AU face value at Dec. 31, 2022 — AU$786 million (2021 – AU$800 million).
(6)    US face value at Dec. 31, 2022 — US$79 million (2021 – US$88 million).
(7)    US face value at Dec. 31, 2022 — US$11 million (2021 – US$14 million).
(8)    US face value at Dec. 31, 2022 — US$5 million (2021 – US$9 million).
The Company's credit facilities are summarized in the table below:

As at Dec. 31, 2022	Facility size	Utilized		Available capacity	Maturity date
Credit Facilities		Outstanding letters of credit(1)	Cash drawings
Committed
TransAlta Corporation syndicated credit facility	1,250	738	—	512	Q2 2026
TransAlta Renewables syndicated credit facility	700	—	33	667	Q2 2026
TransAlta Corporation bilateral credit facilities	240	219	—	21	Q2 2024
TransAlta Corporation Term Facility	400	—	400	—	Q3 2024
Total Committed	2,590	957	433	1,200

Non-Committed
TransAlta Corporation demand facilities	250	120	—	130	n/a
TransAlta Renewables demand facility	150	98	—	52	n/a
Total Non-Committed	400	218	—	182
(1)    TransAlta has obligations to issue letters of credit and cash collateral to secure potential liabilities to certain parties, including those related to potential environmental obligations, commodity risk management and hedging activities, pension plan obligations, construction projects and purchase obligations. Letters of credit drawn against the non-committed facilities reduce the available capacity under the committed syndicated credit facilities. At Dec. 31, 2022, TransAlta provided cash collateral of $304 million.

Disclosure of principal repayments

	2023	2024	2025	2026	2027	2028 and thereafter	Total
Principal repayments(1)	170	527	142	177	154	2,393	3,563
Lease liabilities(2)	(7)	4	4	3	4	127	135
(1)    Excludes impact of hedge accounting and derivatives.
(2)    Lease liabilities include a lease incentive of $12 million, expected to be received in 2023.